BUSINESS COMBINATION - Fair Values of Assets Acquired and the Liabilities Assumed (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 01, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
BUSINESS COMBINATION
Acquisition of subsidiaries, net of cash acquired		$ 0.0	$ 0.0	$ 1.1
Marine Exhaust Technology
BUSINESS COMBINATION
Intangible assets	$ 1.2
Tangible fixed assets	2.5
Inventories	6.4
Trade receivables	1.6
Other receivables	3.8
Prepayments	1.5
Cash and cash equivalents	3.0
Borrowings	(7.9)
Deferred tax liabilities	(0.3)
Provisions	(0.4)
Other non-current liabilities	(0.8)
Trade payables	(1.5)
Other liabilities	(0.3)
Deferred income	(4.3)
Current tax liabilities	(0.3)
Net identifiable assets acquired	4.2
Goodwill	1.8
Total net assets acquired	6.0
Of which fair value of non-controlling interest	(2.4)
Total purchase consideration	3.6
Cash consideration	2.0
Fair value of previously held interests	1.6
Cash acquired	3.0
Acquisition of subsidiaries, net of cash acquired	$ 1.0